RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022 CAD ($) Share shares	Sep. 30, 2023 CAD ($) Share shares
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | Share		321,000
Direct expenses and capital expenditures related to CoE	$ 2,837	$ 6,886
Capital expenditures related to joint operations	$ 1,774	$ 884
Exercise of top-up rights, net of issue costs (in shares) | shares	664,929 [1]	0
Advance from joint operator	$ (2,444)	$ 0
British American Tobacco, Plc
Disclosure of transactions between related parties [line items]
Advance from joint operator	2,444	(167)
CoE
Disclosure of transactions between related parties [line items]
Direct expenses and capital expenditures related to CoE	3,548	$ 1,768
RSUs
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted (in shares) | Share		371,317
PSUs
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted (in shares) | Share		211,544
British American Tobacco, Plc | CoE
Disclosure of transactions between related parties [line items]
Direct expenses and capital expenditures related to CoE	2,404	$ 3,134
Organigram Holdings Inc | CoE
Disclosure of transactions between related parties [line items]
Direct expenses and capital expenditures related to CoE	$ 6,818	$ 10,638
Key management personnel
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | Share	821,750	206,250
Aggregate fair value stock options granted to key management personnel	$ 3,407	$ 665
Key management personnel | RSUs
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted (in shares) | Share	95,093	285,191
Aggregate fair value of RSUs/PSUs granted to key management personnel	$ 1,022	$ 1,325
Key management personnel | PSUs
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted (in shares) | Share	39,742	136,920
Aggregate fair value of RSUs/PSUs granted to key management personnel	$ 167	$ 305

[1]	[1] The Company implemented a consolidation of its common shares in July 2023 and the number of common shares have been retrospectively adjusted. Refer to Note 1 for further information.